THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

SUPPLEMENT TO THE PROSPECTUSES

VARIABLE LIFE (DATED MAY 1, 2014)

VARIABLE COMPLIFE® (DATED MAY 1, 2014)

This Supplement revises certain information with regard to the Northwestern Mutual Express Line contained in the Prospectuses referred above dated May 1, 2014.

Effective immediately, with respect to the Variable Life Prospectus, the following sections have been revised as follows:

The third paragraph under the “Allocating Premiums to the Separate Account” section is revised as follows:

Eligible Owners may also submit allocation requests via Variable Life Service Center (1-866-424-2609) or via our website at www.northwesternmutual.com (“Electronic Instructions”) in accordance with out then-current procedures for Electronic Instructions provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions.

The third paragraph under the “Allocating Premiums to the Separate Account – Transfers Between Divisions” section is revised as follows:

You may request the transfer in writing at our Home Office, via Variable Life Service Center (1-866-424-2609) or, if eligible, via our website at www.northwesternmutual.com. The submission of transfer instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our current procedures for Electronic Instructions and you must properly authorize us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make transfers via Electronic Instructions.

The “Owner Inquiries” section is revised as follows:

You may receive information about your Policy via Variable Life Service Center by calling toll-free at 1-866-424-2609. With your User ID and password, you can also visit our website www.northwesternmutual.com to access performance information, forms for routine service, and daily Policy values for Policies you own. Eligible Owners may also set up certain electronic payments, transfer accumulated amounts among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please visit our website www.northwesternmutual.com. Please note that electronic devices may not always be available. Any electronic device, whether it is yours, your service provider’s, your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or payment. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or payment in writing at our Home Office. Electronic requests or payments are deemed to be received by us upon receipt at the electronic location designated by us in our procedures. If you have questions about surrendering your Policy, please call your Financial Representative or the Variable Life Service Center at

1-866-424-2609. To file a claim, please call your Financial Representative or Life Benefits at 1-800-635-8855.

Effective immediately, with respect to the Variable CompLife® Prospectus, the following sections have been revised as follows:

The third paragraph under the “Allocating Premiums to the Separate Account - Allocations Among Divisions” section is revised as follows:

Eligible Owners may also submit allocation requests via Variable Life Service Center (1-866-424-2609) or, if eligible, via our website at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current procedures for Electronic Instructions provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” However, we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make requests via Electronic Instructions.

The third paragraph under the “Allocating Premiums to the Separate Account – Transfers Between Divisions” section is revised as follows:

You may request the transfer in writing at our Home Office, via Variable Life Service Center (1-866-424-2609) or, if eligible, via our website at www.northwesternmutual.com. Electronic Instructions must be made in accordance with our current procedures and you must properly authorize us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” However, we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make transfers via Electronic Instructions.

The “Owner Inquiries” section is revised as follows:

You may receive information about your Policy via Variable Life Service Center by calling toll-free at 1-866-424-2609. With your ID and password, you can also visit our website www.northwesternmutual.com to access performance information, forms for routine service, and daily Policy and unit values for Policies you own. Eligible Owners may also set up certain electronic payments, transfer accumulated amounts among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please visit our website www.northwesternmutual.com. Please note that electronic devices may not always be available. Any electronic device, whether it is yours, your service provider’s, your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or payment. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or payment in writing at our Home Office. Electronic requests or payments are deemed to be received by us upon receipt at the electronic location designated by us in our procedures. If you have questions about surrendering your Policy, please call your Financial Representative or the Variable Life Service Center at 1-866-424-2609. To file a claim, please call your Financial Representative or Life Benefits at 1-800-635-8855.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated August 21, 2014.